Accrued Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued liabilities current [Abstract]
Payroll and benefits	$ 437	$ 351
Taxes other than income taxes	201	211
Interest	51	119
Product sales rebates	221	220
Warrants	1	19
Income taxes	37	36
Priority and administrative claims	15	17
Deferred revenues	34	41
Restructuring	66	79
Other	94	149
Total accrued liabilities	$ 1,157	$ 1,242